Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	Luxfer Holdings PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	8989 North Port Washington Road, Suite 211
Entity Address, City or Town	Milwaukee
Entity Address, Postal Zip Code	WI, 53217
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001096056
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Address, Country	GB